Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Summary of goodwill	Goodwill balances as of December 31, 2022, and December 31, 2021, reflected the following activity:

	Year Ended December 31,
($000s)	2022	2021
Cost at the beginning of the year	$968	$968
Cost at the end of the year	$968	$968

Summary of intangible assets	Other intangible asset balances as of December 31, 2022, and December 31, 2021, reflected the following activity:

	Year Ended December 31,
($000s)	2022	2021
Amortization period (straight-line, in years)	10 - 17	10 - 17
Cost at the beginning of the year	$5,173	$5,173
Additions	—	—
Impact of currency translation	—	—
Cost at the end of the year	$5,173	$5,173
Accumulated Amortization at the beginning of the year	$3,208	$2,731
Amortization	477	477
Impact of currency translation	—	—
Accumulated Amortization at the end of the year	3,685	3,208
Carrying amount at the end of the year	$1,488	$1,965